Equity (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity (Textual)
Excercise price
Common stock Market Value	$ 0.69
Non-vested options
Recognized compensation expense	$ 0	$ 69,177
Unrecognized share-based compensation expense